Risk Report - Liquidity Risk - Parenthetical Information - Exposure (Detail: Text Values) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€)
Funding sources [Abstract]
Capital Issuance	€ 3.0
Senior non-preferred issuance	6.9
Senior preferred (non-structured) issuance	8.1
Funding sources term funding	18.0
Of which emitted in Euro	9.6
Of which emitted in USD	6.2
Of which emitted in JPY	0.6
Of which emitted in other currencies	€ 1.6
Investor base for issuances [Abstract]
Asset managers and pension funds	62.00%
Retail customers	8.00%
Banks	11.00%
Governments and agencies	2.00%
Insurance companies	7.00%
Other institutional investors	7.00%
Other investors	3.00%
Geographical distribution of Funding sources [Abstract]
Germany	16.00%
Rest of Europe	44.00%
US	23.00%
Asia/Pacific	14.00%
Others	3.00%
Average spread of DB issuance over 3 months Euribor/ risk free rate in bps	110,000,000,000
Average tenor in years	5,600,000,000
First quarter	5,100,000,000
Second quarter	5,600,000,000
Third quarter	5,600,000,000
Fourth quarter	1,700,000,000
Approximate total capital markets maturities, excluding legally exercisable calls	€ 12.0
Approximate volume of structured notes issued during the year	€ 10.0